Related party transactions	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Related party transactions	Related party transactions
14.1.    Related party
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease. We may also incur other expenses with related parties in the ordinary course of business, which are included in the condensed consolidated interim financial statements. We have the following related parties during the six months ended June 30, 2026 and 2025:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
14.2.    Transactions with related party
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Royalty expense	$1,661	$408	$2,674	$854
Other expense	$1,310	$1,624	$2,694	$3,417
14.3    Account balances with related party
Amounts due to DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
Accounts payable and accrued expenses	$1,887	$1,571
Other receivables	10	6
14.4.    Borrowing transactions with related party
Details of our borrowing transactions with DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
4.6% Senior notes with related party	$32,436	$34,846
Accrued interest on 4.6% Senior Notes with related party	$143	$2,562

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest expense	384	409	771	799

14.5.    Lease transactions with related party
Details of our lease with DoubleU Games are as follows (in thousands):

	June 30, 2026	December 31, 2025
Right-of-use assets	$2,338	$1,682
Lease liabilities	2,515	1,797

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Payments	$304	$174	$616	$343
Interest expenses	26	25	56	50